Organization and Principal Activities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Aggregate of interest-free loans | $		$ 175
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Mr. Richard Rixue Li
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	87.60%
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Ms. Zhaohui Huang
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.40%
Interest-free loans to shareholders of Beijing Auction
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Aggregate of interest-free loans | ¥	¥ 1
Term of loan	10 years
Exclusive Business Cooperation Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Equity Pledge Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Exclusive Option to Purchase Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Exclusive Option to Purchase Intellectual Properties Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions
Term of agreement	10 years
Renewable term of agreement	10 years